Schedule of fuel risk (Details) - Fuel Risk [Member] - Aircraft Fuel - Operating Costs [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Decline In Prices/Barrel (-25%) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	51.17
Total exposure	R$ (4,361)
Decline In Prices/Barrel (-50%) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	67.69
Total exposure	R$ (1,760)
Increase In Prices/Barrel (+50%) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	82.37
Total exposure	R$ 1,621
Increase In Prices/Barrel (+25%) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	85.29
Total exposure	R$ 3,701